Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

March 31, 2018

Dates Covered
Collections Period	03/01/18 - 03/31/18
Interest Accrual Period	03/15/18 - 04/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/18	880,945,443.63	48,012
Yield Supplement Overcollateralization Amount 02/28/18	53,019,233.70	0
Receivables Balance 02/28/18	933,964,677.33	48,012
Principal Payments	35,260,717.79	1,604
Defaulted Receivables	3,517,016.91	163
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/18	50,442,990.33	0
Pool Balance at 03/31/18	844,743,952.30	46,245

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.27%
Prepayment ABS Speed	1.77%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	12,850,322.92	681
Past Due 61-90 days	3,871,263.26	198
Past Due 91-120 days	978,508.22	51
Past Due 121+ days	0.00	0
Total	17,700,094.40	930

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	1,933,521.16
Aggregate Net Losses/(Gains) - March 2018	1,583,495.75
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.03%
Prior Net Losses Ratio	0.61%
Second Prior Net Losses Ratio	1.69%
Third Prior Net Losses Ratio	1.93%
Four Month Average	1.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.00%

Overcollateralization Target Amount	38,013,477.85
Actual Overcollateralization	38,013,477.85
Weighted Average APR	4.15%
Weighted Average APR, Yield Adjusted	6.86%
Weighted Average Remaining Term	54.41

Flow of Funds	$ Amount

Collections	40,312,672.21
Investment Earnings on Cash Accounts	45,991.30
Servicing Fee	(778,303.90)
Transfer to Collection Account	0.00
Available Funds	39,580,359.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,254,612.18
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	34,572,424.22
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,684,501.54

Total Distributions of Available Funds	39,580,359.61

Servicing Fee	778,303.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 03/15/18	841,302,898.67
Principal Paid	34,572,424.22
Note Balance @ 04/16/18	806,730,474.45

Class A-1
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2a
Note Balance @ 03/15/18	208,084,090.87
Principal Paid	25,166,691.97
Note Balance @ 04/16/18	182,917,398.90
Note Factor @ 04/16/18	52.7900141%

Class A-2b
Note Balance @ 03/15/18	77,768,807.80
Principal Paid	9,405,732.25
Note Balance @ 04/16/18	68,363,075.55
Note Factor @ 04/16/18	52.7900197%

Class A-3
Note Balance @ 03/15/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	426,000,000.00
Note Factor @ 04/16/18	100.0000000%

Class A-4
Note Balance @ 03/15/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	94,750,000.00
Note Factor @ 04/16/18	100.0000000%

Class B
Note Balance @ 03/15/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	34,700,000.00
Note Factor @ 04/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,323,433.85
Total Principal Paid	34,572,424.22
Total Paid	35,895,858.07

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	260,105.11
Principal Paid	25,166,691.97
Total Paid to A-2a Holders	25,426,797.08

Class A-2b
One-Month Libor	1.77660%
Coupon	1.91660%
Interest Paid	132,490.40
Principal Paid	9,405,732.25
Total Paid to A-2b Holders	9,538,222.65

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0533120
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.5159570
Total Distribution Amount	28.5692690

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.7506641
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.6311457
Total A-2a Distribution Amount	73.3818098

A-2b Interest Distribution Amount	1.0230919
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.6311371
Total A-2b Distribution Amount	73.6542290

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/18	3,213,436.41
Investment Earnings	3,772.08
Investment Earnings Paid	(3,772.08)
Deposit/(Withdrawal)	-
Balance as of 04/16/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41